Financial risk management	12 Months Ended
Dec. 31, 2025
Financial Risk Management
Financial risk management

19.	Financial risk management:

The Company has exposure to the following risks from its use of financial instruments: credit risk, market risk, liquidity risk, and capital risk. Management, the Board of Directors, and the Audit Committee monitor risk management activities and review the adequacy of such activities. This note presents information about the Company’s exposure to each of the risks as well as the objectives, policies and processes for measuring and managing those risks.

The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Company’s activities. The Company, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

(a)	Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Such risks arise principally from certain financial assets held by the Company consisting of outstanding trade receivables.

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the demographics of the Company’s customer base, including the default risk of the industry and country in which customers operate, as these factors may have an influence on credit risk.

Approximately 49 percent of the Company’s revenue is attributable to transactions with two key customers (year ended December 31, 2024 – 60 percent of the revenue was attributable to one key customer), none of the Company’s trade receivables at year end are attributable to customers located in Asia/Pacific (December 31, 2024 – approximately 85 percent), and approximately 98 percent of the Company’s trade receivables at year end are attributable to customers located in Europe (December 31, 2024 – approximately 10 percent).

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 31

The Company has established a credit policy under which each new customer is analyzed individually for creditworthiness before the Company’s standard payment and delivery terms and conditions are offered.

A significant portion of the Company’s customers have transacted with the Company in the past or are reputable large Companies and losses have occurred infrequently.

The maximum exposure to credit risk of the Company at period end is the carrying value of these financial assets.

i.	Amounts receivable

Expected credit losses are made on a customer-by-customer basis. All write downs against receivables are recorded within sales, general and administrative expense in the statement of operations. The Company is exposed to credit-related losses on sales to customers outside North America, due to potentially higher risks of collectability.

Amounts receivable consist of:

	December 31,	December 31,
	2025	2024

Trade receivables	$1,950	$3,265
Other miscellaneous receivables	138	102

	$2,088	$3,367

Trade receivables by geography consist of:

	December 31,	December 31,
	2025	2024

United States	$37	$154
Europe	1,913	338
Asia/Pacific	-	2,773

	$1,950	$3,265

An aging of the Company’s trade receivables are as follows:

	December 31,	December 31,
	2025	2024

Current	$1,910	$3,236
31-60 days	38	29
61-90 days	-	-
Over 91 days	2	-

	$1,950	$3,265

The balance of the past due amounts relates to recurring customers and are considered collectible.

ii.	Cash

The Company manages its credit risk surrounding cash by dealing solely with what management believes to be reputable banks and financial institutions and limiting the allocation of excess funds into financial instruments that management believes to be highly liquid, low risk investments. The balance at December 31, 2025, is held in unrestricted cash at banks within the United States, Canada, Europe, and Asia to facilitate the payment of operations in those jurisdictions.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 32

(b)	Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates, will affect the Company’s income or the value of its holding of financial instruments.

i.	Foreign exchange risk

The Company operates internationally and is exposed to foreign exchange risk from various currencies, primarily the Canadian dollar, Euro, British pound, Indonesian rupiah, Czech Republic koruna, and Australian dollar. Foreign exchange risk arises from sales and purchase transactions as well as recognized financial assets and liabilities that are denominated in a currency other than the United States dollar, which is the functional currency of the Company and most its subsidiaries.

The Company’s primary objective in managing its foreign exchange risk is to preserve sales values and cash flows and reduce variations in performance. The fair value of the foreign currency forward contract was $Nil, and was determined based on Level 2 inputs, which included period-end mid-market quotations for each underlying contract. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates. The notional principal of the foreign exchange contract was nil as at December 31, 2025.

The balances in foreign currencies at December 31, 2025, are as follows:

(in USD)	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

Cash	$-	$20,495	$130	$-	$24	$124
Trade receivables	3	51	253	133	85	547
Accounts payable and
accrued liabilities	(2)	(398)	(35)	(17)	(13)	(468)
Project financing	-	(175)	-	-	-	-

	$1	$19,973	$348	$116	$96	$203

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 33

The balances in foreign currencies at December 31, 2024, are as follows:

(in USD)	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

Cash	$-	$43	$26	$-	$41	$20
Trade receivables	4	23	86	100	2,834	113
Accounts payable and
accrued liabilities	(4)	(548)	(26)	(37)	(200)	(332)
Project financing	-	(167)	-	-	-	-
Government loans	-	(129)	-	-	-	-
Bank loan	-	-	-	-	-	(32)

	$-	$(778)	$86	$63	$2,675	$(231)

Based on the net exposures at December 31, 2025 and 2024, and if all other variables remain constant, a 10% depreciation or appreciation of the United States dollar against the following currencies would result in an increase / (decrease) in net earnings by the amounts shown below:

December 31, 2025
	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

United States dollar:
Depreciates 10%	$-	$(1,997)	$(35)	$(12)	$(10)	$(20)
Appreciates 10%	-	1,997	35	12	10	20

December 31, 2024
	Australian Dollar	Canadian Dollar	Euro	British Pound	Indonesian Rupiah	Czech Republic Koruna

United States dollar:
Depreciates 10%	$-	$78	$(9)	$(6)	$(268)	$23
Appreciates 10%	-	(78)	9	6	268	(23)

ii.	Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

Financial assets and financial liabilities with variable interest rates expose the Company to cash flow interest rate risk. The Company does not have any debt instruments outstanding with variable interest rates at December 31, 2025, or December 31, 2024.

Financial liabilities that bear interest at fixed rates are subject to fair value interest rate risk. No currency hedging relationships have been established for the related monthly interest and principal payments.

The Company manages its interest rate risk by minimizing financing costs on its borrowings and maximizing interest income earned on excess funds while maintaining the liquidity necessary to conduct operations on a day-to-day basis.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 34

(c)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they become due. The Company’s approach to managing capital is to ensure, as far as possible, that it will have sufficient liquidity to meet its obligations.

The Company manages its liquidity risk by evaluating working capital availability and forecasting cash flows from operations and anticipated investing and financing activities. At December 31, 2025, the Company has a cash balance of $22,521 (December 31, 2024 – $445) and working capital (current assets less current liabilities) of positive $20,582 (December 31, 2024 – negative $485). The Company’s liquidity is dependent on management’s ability to successfully secure sales with upfront payments, and / or obtain additional financing.

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as of December 31, 2025:

Payment due:
	In less than 3 months	Between 3 months and 6 months	Between 6 months and 1 year	Between 1 year and 2 years	Between 2 years and 5 years	Greater than 5 years
Accounts payable and accrued liabilities	$2,268	$-	$-	$-	$-	$-
Project financing	-	-	-	175	-	-
Loan payable	96	96	192	327	738	-
Lease obligations	94	94	131	125	208	1

	$2,458	$190	$323	$627	$946	$1

The following are the contractual maturities of the undiscounted cash flows of financial liabilities as of December 31, 2024:

Payment due:
	In less than 3 months	Between 3 months and 6 months	Between 6 months and 1 year	Between 1 year and 2 years	Between 2 years and 5 years	Greater than 5 years
Accounts payable and accrued liabilities	$4,409	$217	$200	$-	$-	$-
Project financing	-	-	-	167	-	-
Government loans	31	31	70	8	26	181
Bank loan	9	9	16	-	-	-
Loan payable	31	31	62	124	66	-
Lease obligations	93	96	145	128	50	3

	$4,573	$384	$493	$427	$142	$184

(d)	Capital risk

The Company’s objectives when managing its capital risk is to safeguard its assets, while at the same time maintaining investor, creditor, and market confidence, and to sustain future development of the business and ultimately protect shareholder value. The Company manages its risks and exposures by implementing the strategies below.

The Company includes shareholders’ deficiency, long-term bank loan, long-term portion of project financing, long-term government loans, and long-term portion of lease obligations in the definition of capital. Total capital at December 31, 2025, was positive $25,018 (December 31, 2024 – positive $4,159). To maintain or adjust the capital structure, the Company may issue new shares, issue new debt with different characteristics, acquire or dispose of assets, or adjust the amount of cash balances held.

The Company has established a budgeting and planning process with a focus on cash, working capital, and operational expenditures and continuously assesses its capital structure considering current economic conditions and changes in the Company’s short-term and long-term plans. Neither the Company nor any of its subsidiaries are subject to externally imposed capital requirements.

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2025 and 2024	Page 35